United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

FEDERATED HERMES CORE TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: Six months ended 2025-06-30

Item 1.	Reports to Stockholders

Mortgage Core Fund

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$1	0.02%

Key Fund Statistics

  Net Assets$4,591,550,397
  Number of Investments442
  Portfolio Turnover79%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Agency Risk Transfer Securities	0.3%
Non-Agency Mortgage-Backed Securities	1.3%
Asset-Backed Securities	2.6%
Cash Equivalents	2.8%
Collaterized Mortgage Obligations	11.6%
U.S. Government Agency Mortgage-Backed Securities	94.1%

Semi-Annual Shareholder Report

Mortgage Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N200

31866-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

High Yield Bond Core Fund

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$2	0.04%

Key Fund Statistics

  Net Assets$1,066,941,413
  Number of Investments455
  Portfolio Turnover16%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Gaming	4.0%
Cash Equivalents	4.1%
Automotive	4.2%
Midstream	4.4%
Building Materials	4.6%
Health Care	5.6%
Cable Satellite	5.9%
Insurance - P&C	9.4%
Technology	12.7%

Semi-Annual Shareholder Report

High Yield Bond Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N101

31867-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

High Yield Bond Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.5%
	Aerospace/Defense—1.9%
$ 1,725,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 1,755,144
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,593,659
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,405,735
425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	427,583
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,865,862
6,100,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	6,333,647
2,600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,608,857
	TOTAL	19,990,487
	Airlines—0.1%
1,091,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,089,844
	Automotive—4.2%
1,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,177,015
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	867,646
950,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	979,881
9,025,000	Clarios Global LP/Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	9,081,451
2,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	2,388,549
1,425,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	1,482,837
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,141,326
5,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	5,091,356
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,379,163
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,955,550
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,643,697
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,509,724
2,600,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,661,243
3,950,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,955,945
1,575,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,604,844
	TOTAL	44,920,227
	Building Materials—4.6%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	318,099
3,400,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,218,850
600,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	553,788
3,450,000	CP Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,196,070
6,400,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	5,875,680
4,775,000	GYP Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,789,499
3,450,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	3,402,827
2,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	2,096,272
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	692,741
2,250,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,144,510
2,050,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	2,057,077
2,500,000	Queen MergerCo., Inc., Sec. Fac. Bond, 144A, 6.750%, 4/30/2032	2,581,755
2,450,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	2,520,915
1,000,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	1,032,451
2,075,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	1,965,993
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,187,529
5,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	5,416,530
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	948,388
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 4,800,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	$ 4,796,367
	TOTAL	48,795,341
	Cable Satellite—5.9%
1,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,300,346
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,795,603
6,925,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,473,514
1,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,403,029
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,431,007
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,669,246
4,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,114,601
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	598,481
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,617,226
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,075,327
4,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	3,214,041
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,677,252
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	366,293
2,650,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,768,875
1,950,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,910,319
3,575,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,180,105
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,514,261
1,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	1,091,353
2,325,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,311,191
4,750,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,495,281
5,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,971,465
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	663,151
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	883,514
1,925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,894,599
1,600,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	1,466,791
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,244,704
1,125,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,001,754
1,200,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,122,154
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,376,703
	TOTAL	62,632,186
	Chemicals—3.3%
3,850,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,649,525
625,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	640,186
3,150,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	3,185,267
400,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	407,560
2,775,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,693,110
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,271,692
2,050,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,841,474
3,225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	3,243,012
3,300,000	Maxam Prill S.a.r.l., Sec. Fac. Bond, 144A, 7.750%, 7/15/2030	3,308,408
650,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	663,546
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,765,919
6,425,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	6,136,504
1,850,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,708,638
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	768,595
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,902,865
	TOTAL	35,186,301
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.8%
$ 2,300,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	$ 2,403,460
825,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	864,972
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	574,551
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,152,778
1,800,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,794,036
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,134,400
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	845,571
	TOTAL	8,769,768
	Consumer Cyclical Services—3.4%
1,025,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.875%, 6/15/2030	1,039,867
2,700,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	2,823,071
6,300,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,132,928
2,250,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,257,506
2,750,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	2,818,750
600,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	616,238
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,164,766
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,716,387
2,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,081,850
1,350,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,349,996
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,410,255
1,300,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,216,568
1,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	976,525
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,691,898
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,779,396
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,797,747
	TOTAL	35,873,748
	Consumer Products—1.8%
2,575,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	2,674,678
3,400,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	3,621,432
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,371,019
800,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	796,624
4,800,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,544,205
1,575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,535,035
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	1,670,372
575,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	580,419
2,675,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	2,686,081
	TOTAL	19,479,865
	Diversified Manufacturing—1.5%
6,750,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	6,908,098
550,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	563,652
2,125,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,209,186
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	901,322
525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	543,003
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,066,431
4,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	4,457,644
	TOTAL	16,649,336
	Finance Companies—2.8%
4,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,258,014
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	238,295
1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,491,412
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 525,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	$ 518,049
2,700,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	2,646,192
175,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	178,439
850,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	870,783
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	570,606
7,250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,726,433
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,036,940
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,651,397
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,404,611
2,900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	2,894,885
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,528,017
	TOTAL	30,014,073
	Food & Beverage—1.9%
3,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	3,804,683
3,000,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,895,717
2,425,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	2,421,967
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	179,232
1,425,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,441,554
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,157,551
2,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	2,465,879
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	579,703
1,925,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,876,300
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,868,472
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	350,508
1,600,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,656,357
	TOTAL	20,697,923
	Gaming—4.0%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,198,070
1,775,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,765,162
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,630,421
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	809,603
3,075,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	3,186,337
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,746,532
1,050,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	1,002,939
1,263,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,264,168
1,525,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	1,523,014
3,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,524,572
4,475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,613,191
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	261,759
1,750,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,781,108
3,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	3,432,172
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,216,950
975,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	997,559
4,425,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,341,938
875,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	820,189
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	648,377
2,525,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,694,392
1,925,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,938,546
	TOTAL	42,396,999
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—5.6%
$ 4,325,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 4,221,161
3,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	2,984,897
2,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	2,456,698
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	906,973
925,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	738,317
2,250,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	2,217,612
1,775,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	1,708,754
1,425,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	1,477,174
625,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	602,969
2,350,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,451,734
1,125,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,124,596
1,425,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	1,464,142
2,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,785,529
2,500,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	2,399,840
9,650,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,581,821
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,645,654
1,400,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	1,449,255
3,700,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	3,709,406
3,375,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	3,397,380
1,025,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	994,841
1,850,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,848,243
3,100,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,101,818
2,250,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	2,329,265
4,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	4,258,610
		TOTAL	59,856,689
		Health Insurance—0.2%
1,500,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,459,946
1,150,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	1,171,302
		TOTAL	2,631,248
		Independent Energy—3.7%
2,700,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,834,133
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,007,028
800,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	801,860
425,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	432,832
800,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	812,126
650,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	797,667
1,325,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	1,359,345
1,125,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	1,143,060
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	354,326
3,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	3,254,886
3,325,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,445,089
4,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	4,062,126
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	598,650
1,649,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	1,629,566
950,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	967,510
325,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	357,339
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	12,700
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	373,165
2,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,578,040
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	524,940
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 1,275,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	$ 1,287,654
1,300,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,348,499
2,300,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,369,554
2,875,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,788,103
1,175,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,231,041
1,800,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,794,949
975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	961,767
	TOTAL	39,127,955
	Industrial - Other—1.4%
525,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	535,665
9,300,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	9,154,912
5,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	5,217,995
	TOTAL	14,908,572
	Insurance - P&C—9.4%
3,775,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	3,902,157
425,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	431,395
875,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	863,178
2,175,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,244,739
3,700,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	3,830,111
300,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	305,955
975,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	976,448
1,750,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,784,757
5,325,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	5,178,240
2,050,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	2,144,790
10,875,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	11,452,486
5,650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	5,638,550
1,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	1,156,515
4,650,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	4,837,376
8,975,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	8,875,238
3,075,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	3,215,743
10,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	10,134,416
5,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	5,967,635
3,225,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	3,420,622
3,600,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	3,839,861
7,725,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	8,029,411
2,550,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	2,469,552
1,800,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,815,311
7,450,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	7,870,247
	TOTAL	100,384,733
	Leisure—2.6%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	447,984
475,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	483,343
1,325,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	1,350,672
2,925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	2,957,371
1,225,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	1,254,127
850,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	896,585
277,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	278,445
1,700,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	1,737,831
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,170,299
2,250,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	2,288,009
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 1,250,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	$ 1,274,878
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	448,017
2,300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	2,315,033
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	855,724
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,079,930
4,150,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	4,267,490
4,875,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	4,767,810
	TOTAL	27,873,548
	Lodging—1.2%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	906,483
2,775,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,783,000
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,758,686
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	797,569
700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	720,560
2,050,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	2,123,373
2,225,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	2,178,029
1,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,989,228
	TOTAL	13,256,928
	Media Entertainment—1.5%
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	114,130
825,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	619,324
300,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	317,842
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	478,649
2,175,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,078,913
1,625,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	1,617,897
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	645,857
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	509,994
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	811,250
3,525,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,375,416
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,704,639
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,853,487
1,000,000	Univision Communications, Inc., Term Loan - 1st Lien, 144A, 6.625%, 6/1/2027	998,192
	TOTAL	16,125,590
	Metals & Mining—0.9%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	706,501
1,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,597,553
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,502,787
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,793,431
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	869,169
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,927,039
	TOTAL	9,396,480
	Midstream—4.4%
4,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,422,355
3,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,071,728
2,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,687,256
1,750,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	1,806,977
1,050,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,096,498
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,563,931
4,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	4,049,188
3,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	3,713,197
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	$ 2,732,646
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	507,766
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,080,533
1,225,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,225,597
2,875,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,979,572
1,700,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,776,362
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,329,249
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,650,822
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,051,726
1,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,065,862
1,550,000	Venture Global Plaquemines LNG LLC, Sec. Fac. Bond, 144A, 6.500%, 1/15/2034	1,550,000
2,625,000	Venture Global Plaquemines LNG LLC, Sec. Fac. Bond, 144A, 7.750%, 5/1/2035	2,843,641
2,625,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	2,812,735
	TOTAL	47,017,641
	Oil Field Services—2.0%
4,250,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,266,725
3,100,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,105,196
3,250,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	3,363,916
1,300,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,160,666
675,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	646,848
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	370,597
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	427,569
1,172,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,176,231
3,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	3,083,107
3,375,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,461,255
	TOTAL	21,062,110
	Packaging—3.2%
3,821,162	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	181,506
3,675,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	3,358,278
5,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,568,726
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,617,386
1,800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	1,843,142
650,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	667,481
1,775,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	1,816,762
5,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	5,322,273
1,350,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	1,360,071
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,551,904
1,250,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,203,293
1,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,076,314
1,375,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,425,721
1,600,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,624,459
1,500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,580,592
1,675,000	Trivium Packaging Finance B.V., Term Loan - 1st Lien, 144A, 8.250%, 7/15/2030	1,772,572
3,725,000	Trivium Packaging Finance B.V., Term Loan - 2nd Lien, 144A, 12.250%, 1/15/2031	3,995,822
	TOTAL	33,966,302
	Paper—0.5%
2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,423,765
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,713,650
	TOTAL	5,137,415
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—1.9%
$ 1,325,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	$ 1,118,797
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	998,683
2,475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	1,741,781
2,950,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	2,977,995
4,300,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,136,394
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,449,955
2,475,000	OPAL BIDCO SAS, Sec. Fac. Bond, 144A, 6.500%, 3/31/2032	2,527,626
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	552,918
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,514,699
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,996,966
	TOTAL	20,015,814
	Restaurant—1.4%
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	974,984
8,350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,789,870
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	846,870
2,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	2,081,515
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,662,593
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,710,623
	TOTAL	15,066,455
	Retailers—2.4%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,583,604
1,100,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	1,065,843
1,750,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,690,942
1,925,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,832,780
2,675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	2,699,258
1,975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,836,749
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	516,826
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	488,651
1,500,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	1,589,588
1,375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	1,293,513
4,000,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	4,256,072
2,450,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	2,517,321
3,025,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	3,008,707
	TOTAL	25,379,854
	Supermarkets—0.6%
4,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	4,125,843
475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	474,906
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	232,152
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,280,998
	TOTAL	6,113,899
	Technology—12.7%
3,850,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	3,964,953
8,025,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,906,354
875,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	904,048
2,925,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	3,054,235
200,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	208,303
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,377,014
5,050,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,760,064
5,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	5,075,039
1,550,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	1,650,996
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 5,600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	$ 5,809,750
3,525,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,465,682
2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,065,922
3,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,485,165
3,325,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	3,402,085
3,450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,299,515
1,125,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	1,153,343
875,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	866,102
1,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	1,461,212
4,100,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,169,142
1,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	1,264,582
2,700,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	2,831,941
2,075,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	2,135,885
5,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,867,664
1,850,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,907,259
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,080,351
4,100,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,247,051
10,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	9,619,076
1,075,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	1,178,338
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	891,615
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,084,377
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,346,959
3,800,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,688,701
1,175,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	1,212,236
6,600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	6,410,392
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,994,870
875,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	890,250
100,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	106,750
325,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	349,596
2,616,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	2,951,042
2,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	2,029,396
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	926,973
675,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	701,456
5,175,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,183,135
1,450,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	1,506,588
2,575,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	2,447,172
3,425,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	3,275,507
6,850,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	7,111,670
2,250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	2,104,675
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	720,266
1,500,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,282,007
	TOTAL	135,426,704
	Transportation Services—0.4%
2,225,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	2,233,840
1,925,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	2,013,658
	TOTAL	4,247,498
	Utility - Electric—3.3%
400,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	379,751
3,550,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	3,514,283
3,750,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,748,142
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	$ 872,866
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	921,005
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	171,854
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,358,484
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	682,149
325,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	331,329
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,940,024
3,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	3,367,682
2,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	2,654,548
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,480,487
2,200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	2,202,880
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	863,059
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,446,173
2,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	2,243,475
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,564,480
425,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	454,276
1,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,206,615
		TOTAL	35,403,562
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,028,141,599)	1,018,895,095
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	157,561
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	95
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	111
		INVESTMENT COMPANY—4.1%
43,430,774		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4] (IDENTIFIED COST $43,430,774)	43,430,774
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,076,948,042)[5]	1,062,483,541
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	4,457,872
		NET ASSETS—100%	$1,066,941,413
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$34,129,461
Purchases at Cost	$138,397,190
Proceeds from Sales	$(129,095,877)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$43,430,774
Shares Held as of 6/30/2025	43,430,774
Dividend Income	$687,288
Semi-Annual Financial Statements and Additional Information
11

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,079,542,250.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,018,895,095	$—	$1,018,895,095
Equity Security:
Common Stock
Domestic	—	—	157,561	157,561
Warrants	—	—	111	111
Investment Company	43,430,774	—	—	43,430,774
TOTAL SECURITIES	$43,430,774	$1,018,895,095	$157,672	$1,062,483,541

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.61	$5.59	$5.22	$6.34	$6.35	$6.36
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.34	0.33	0.33	0.35
Net realized and unrealized gain (loss)	0.10	0.05	0.39	(1.08)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.38	0.73	(0.75)	0.34	0.36
Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.36)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$5.70	$5.61	$5.59	$5.22	$6.34	$6.35
Total Return[2]	4.85%	6.97%	14.43%	(11.96)%	5.42%	6.09%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]	0.04%	0.04%	0.04%	0.02%	0.03%
Net investment income	6.24%[4]	5.92%	6.34%	5.77%	5.16%	5.70%
Expense waiver/reimbursement	—%[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,066,941	$926,201	$845,567	$745,111	$2,494,249	$2,212,263
Portfolio turnover[5]	16%	22%	16%	13%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $43,430,774 of investments in affiliated holdings* (identified cost $1,076,948,042, including $43,430,774 of identified cost in affiliated holdings)	$1,062,483,541
Cash	201,829
Income receivable	16,378,535
Income receivable from affiliated holdings	132,295
Total Assets	1,079,196,200
Liabilities:
Payable for investments purchased	7,425,000
Payable for shares redeemed	400,000
Income distribution payable	4,356,082
Accrued expenses (Note 5)	73,705
Total Liabilities	12,254,787
Net assets for 187,168,259 shares outstanding	$1,066,941,413
Net Assets Consist of:
Paid-in capital	$1,290,850,610
Total distributable earnings (loss)	(223,909,197)
Net Assets	$1,066,941,413
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,066,941,413 ÷ 187,168,259 shares outstanding, no par value, unlimited shares authorized	$5.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$29,653,606
Dividends received from affiliated holdings*	687,288
TOTAL INCOME	30,340,894
Expenses:
Administrative fee (Note 5)	3,808
Custodian fees	20,302
Transfer agent fees	28,588
Directors’/Trustees’ fees (Note 5)	3,072
Auditing fees	20,963
Legal fees	6,402
Portfolio accounting fees	76,523
Share registration costs	622
Printing and postage	10,131
Commitment fee (Note 7)	4,995
Miscellaneous (Note 5)	7,894
TOTAL EXPENSES	183,300
Net investment income	30,157,594
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(8,716,485)
Net change in unrealized depreciation of investments	30,312,313
Net realized and unrealized gain (loss) on investments	21,595,828
Change in net assets resulting from operations	$51,753,422

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,157,594	$53,940,378
Net realized gain (loss)	(8,716,485)	(22,585,852)
Net change in unrealized appreciation/depreciation	30,312,313	31,704,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,753,422	63,058,765
Distributions to Shareholders	(30,765,675)	(58,325,229)
Share Transactions:
Proceeds from sale of shares	236,933,900	135,240,200
Net asset value of shares issued to shareholders in payment of distributions declared	4,909,478	9,085,405
Cost of shares redeemed	(122,090,702)	(68,425,507)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	119,752,676	75,900,098
Change in net assets	140,740,423	80,633,634
Net Assets:
Beginning of period	926,200,990	845,567,356
End of period	$1,066,941,413	$926,200,990
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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17

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	43,147,124	24,253,646
Shares issued to shareholders in payment of distributions declared	870,858	1,624,973
Shares redeemed	(21,882,617)	(12,230,602)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	22,135,365	13,648,017
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $1,079,542,250. The net unrealized depreciation of investments for federal tax purposes was $17,058,709. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $19,436,947 and unrealized depreciation from investments for those securities having an excess of cost over value of $36,495,656.
As of December 31, 2024, the Fund had a capital loss carryforward of $195,320,663 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,458,444	$167,862,219	$195,320,663
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2025, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$261,226,917
Sales	$146,126,487
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
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19

Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
20

Evaluation and Approval of Advisory Contract–May 2025
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
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with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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22

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund underperformed its benchmark. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
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23

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
31867 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Mortgage Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.1%
	Federal Home Loan Mortgage Corporation—28.2%
$ 11,532,785	2.000%, 5/1/2036	$ 10,617,567
28,233,480	2.000%, 11/1/2036	25,939,990
42,222,546	2.000%, 5/1/2050	33,768,976
6,552,247	2.000%, 8/1/2050	5,236,296
7,089,695	2.000%, 8/1/2050	5,701,252
4,173,286	2.000%, 12/1/2050	3,312,954
20,738,223	2.000%, 12/1/2050	16,553,725
20,564,949	2.000%, 1/1/2051	16,415,413
60,645,957	2.000%, 3/1/2051	48,465,847
36,903,418	2.000%, 4/1/2051	29,422,556
19,365,592	2.000%, 5/1/2051	15,421,749
42,879,118	2.000%, 1/1/2052	34,562,087
20,371,937	2.000%, 1/1/2052	16,184,952
33,346,930	2.500%, 12/1/2035	31,302,770
16,643,832	2.500%, 5/1/2050	13,825,908
6,589,201	2.500%, 8/1/2050	5,572,439
5,640,054	2.500%, 9/1/2050	4,739,789
37,841,478	2.500%, 11/1/2051	31,943,131
38,743,443	2.500%, 12/1/2051	32,438,146
30,448,788	2.500%, 12/1/2051	25,284,067
61,109,230	2.500%, 1/1/2052	51,526,850
12,127,327	2.500%, 3/1/2052	10,255,991
8,829,625	2.500%, 4/1/2052	7,387,130
15,801,599	2.500%, 4/1/2052	13,220,094
21,630,170	2.500%, 5/1/2052	18,231,640
9,988,051	2.500%, 5/1/2052	8,362,547
31,795,748	2.500%, 5/1/2052	26,472,110
379,269	3.000%, 6/1/2045	338,294
503,657	3.000%, 5/1/2046	450,975
10,288,973	3.000%, 10/1/2050	8,926,592
9,066,925	3.000%, 11/1/2050	7,866,358
6,924,991	3.000%, 11/1/2051	6,081,619
23,774,177	3.000%, 1/1/2052	20,693,063
24,699,430	3.000%, 2/1/2052	21,413,500
33,172,277	3.000%, 6/1/2052	28,904,276
21,515,166	3.000%, 8/1/2052	18,827,670
17,768,205	3.000%, 9/1/2052	15,465,460
4,022	3.500%, 6/1/2026	4,003
19,972	3.500%, 6/1/2026	19,851
10,996	3.500%, 7/1/2026	10,913
23,268,531	3.500%, 12/1/2047	21,449,874
6,609,249	3.500%, 5/1/2051	5,962,554
3,090,092	3.500%, 3/1/2052	2,826,603
64,528,721	3.500%, 5/1/2052	58,194,614
6,212	4.000%, 5/1/2026	6,183
82,348	4.000%, 5/1/2026	81,938
553,245	4.000%, 12/1/2040	535,818
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 8,597,829	4.000%, 4/1/2052	$ 8,098,784
3,410,274	4.000%, 4/1/2052	3,216,594
20,404,946	4.000%, 7/1/2052	19,042,037
1,537,210	4.000%, 7/1/2052	1,443,182
60,317,018	4.000%, 9/1/2052	56,212,861
12,591,513	4.000%, 10/1/2052	11,770,161
48,971,285	4.000%, 10/1/2052	45,776,858
24,593,183	4.500%, 10/1/2037	24,548,367
8,556,659	4.500%, 5/1/2052	8,262,969
8,176,770	4.500%, 9/1/2052	7,868,522
5,578,176	4.500%, 10/1/2052	5,365,711
1,609,208	4.500%, 11/1/2052	1,548,544
16,394,535	4.500%, 12/1/2052	15,734,227
13,120,485	4.500%, 3/1/2053	12,583,843
515,369	5.000%, 1/1/2034	520,709
170,105	5.000%, 5/1/2034	171,801
641	5.000%, 11/1/2035	648
217,072	5.000%, 4/1/2036	219,566
296	5.000%, 4/1/2036	299
2,965	5.000%, 4/1/2036	2,997
52,181	5.000%, 4/1/2036	52,783
62,636	5.000%, 5/1/2036	63,330
36,421	5.000%, 6/1/2036	36,840
61,624	5.000%, 6/1/2036	62,318
215,454	5.000%, 12/1/2037	217,825
32,600	5.000%, 5/1/2038	32,959
21,961	5.000%, 6/1/2038	22,209
39,326	5.000%, 9/1/2038	39,772
35,583	5.000%, 2/1/2039	35,988
33,282	5.000%, 6/1/2039	33,661
1,061,138	5.000%, 10/1/2039	1,073,368
100,637	5.000%, 2/1/2040	101,803
174,759	5.000%, 8/1/2040	176,796
30,134,963	5.000%, 10/1/2052	29,758,089
17,251,485	5.000%, 3/1/2053	17,041,126
14,573,205	5.000%, 10/1/2054	14,330,152
14,808,068	5.000%, 10/1/2054	14,521,119
13,818,380	5.000%, 10/1/2054	13,550,794
26,882,327	5.000%, 11/1/2054	26,433,981
431,587	5.500%, 5/1/2034	443,925
18,870	5.500%, 3/1/2036	19,507
28,505	5.500%, 3/1/2036	29,467
9,775	5.500%, 3/1/2036	10,106
55,659	5.500%, 3/1/2036	57,448
140,358	5.500%, 6/1/2036	145,084
69,867	5.500%, 6/1/2036	72,210
20,916	5.500%, 6/1/2036	21,615
53,514	5.500%, 9/1/2037	55,414
106,794	5.500%, 9/1/2037	110,427
68,317	5.500%, 12/1/2037	70,766
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 8,564	5.500%, 3/1/2038	$ 8,864
8,192,236	5.500%, 5/1/2038	8,362,378
4,059,885	5.500%, 9/1/2052	4,096,017
24,189,765	5.500%, 12/1/2052	24,280,317
20,277,407	5.500%, 3/1/2053	20,340,640
13,418,231	5.500%, 9/1/2053	13,439,108
19,260,818	5.500%, 5/1/2054	19,300,858
6,891,185	5.500%, 5/1/2054	6,908,195
9,252	6.000%, 2/1/2032	9,563
9,374	6.000%, 5/1/2036	9,818
17,777	6.000%, 8/1/2037	18,720
160,841	6.000%, 9/1/2037	169,124
19,935,359	6.000%, 11/1/2053	20,267,077
29,730,109	6.000%, 1/1/2055	30,243,391
2,483	6.500%, 6/1/2029	2,563
950	6.500%, 7/1/2029	981
91,821	6.500%, 11/1/2036	97,479
1,059	6.500%, 4/1/2038	1,128
877	6.500%, 4/1/2038	935
24,570,876	6.500%, 10/1/2053	25,398,310
20,229,947	6.500%, 11/1/2053	20,893,813
4,624	7.000%, 4/1/2032	4,863
83,892	7.000%, 4/1/2032	88,785
6,677	7.000%, 9/1/2037	7,222
5,865	7.500%, 10/1/2029	6,115
3,459	7.500%, 11/1/2029	3,613
8,026	7.500%, 5/1/2031	8,526
872	8.000%, 3/1/2030	900
15,690	8.000%, 1/1/2031	16,160
19,546	8.000%, 2/1/2031	20,391
9,758	8.000%, 3/1/2031	10,152
52	8.500%, 9/1/2025	52
	TOTAL	1,295,251,754
	Federal National Mortgage Association—46.8%
23,205,906	2.000%, 8/1/2035	21,415,094
4,319,328	2.000%, 4/1/2036	3,973,855
20,907,991	2.000%, 1/1/2037	19,248,775
7,797,536	2.000%, 2/1/2037	7,188,486
17,239,154	2.000%, 5/1/2050	13,787,623
37,892,085	2.000%, 7/1/2050	30,305,536
32,633,177	2.000%, 11/1/2050	26,048,549
282,084,458	2.000%, 5/1/2051	224,901,820
20,105,168	2.000%, 10/1/2051	16,029,557
27,371,478	2.000%, 10/1/2051	21,745,898
9,842,438	2.000%, 12/1/2051	7,887,217
5,319,229	2.000%, 12/1/2051	4,287,487
26,405,812	2.000%, 12/1/2051	20,978,702
6,567,784	2.000%, 1/1/2052	5,252,818
35,567,286	2.000%, 1/1/2052	28,357,278
105,296,587	2.000%, 2/1/2052	84,115,958
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 22,071,077	2.000%, 2/1/2052	$ 17,576,255
30,822,335	2.000%, 2/1/2052	24,718,677
17,478,261	2.000%, 3/1/2052	14,000,706
12,862,647	2.000%, 3/1/2052	10,359,710
10,641,419	2.000%, 3/1/2052	8,570,709
15,504,666	2.000%, 3/1/2052	12,291,388
91,085,191	2.000%, 3/1/2052	72,535,501
28,650,025	2.500%, 9/1/2036	26,795,299
1,804,397	2.500%, 12/1/2036	1,701,682
25,484,724	2.500%, 12/1/2036	23,882,695
2,967,431	2.500%, 5/1/2037	2,789,238
7,547,841	2.500%, 6/1/2050	6,383,154
2,702,069	2.500%, 7/1/2050	2,270,765
13,163,462	2.500%, 9/1/2050	11,062,311
29,784,375	2.500%, 9/1/2050	24,899,890
30,887,092	2.500%, 10/1/2050	25,648,026
11,662,272	2.500%, 11/1/2050	9,684,119
24,316,406	2.500%, 11/1/2050	20,207,057
13,077,809	2.500%, 12/1/2050	10,867,726
18,930,906	2.500%, 2/1/2051	15,731,679
35,566,785	2.500%, 9/1/2051	29,889,618
66,746,238	2.500%, 10/1/2051	56,092,210
57,446,330	2.500%, 10/1/2051	48,097,233
18,805,900	2.500%, 10/1/2051	15,609,582
11,580,089	2.500%, 10/1/2051	9,628,681
30,010,896	2.500%, 11/1/2051	24,939,208
45,657,150	2.500%, 12/1/2051	37,941,324
6,843,193	2.500%, 1/1/2052	5,742,329
15,591,401	2.500%, 1/1/2052	13,019,874
20,161,600	2.500%, 1/1/2052	17,000,112
4,831,744	2.500%, 2/1/2052	4,057,482
2,206,211	2.500%, 2/1/2052	1,835,441
33,758,904	2.500%, 3/1/2052	28,085,470
55,821,785	2.500%, 4/1/2052	47,016,183
2,024,797	2.500%, 5/1/2052	1,683,249
27,057,004	2.500%, 5/1/2052	22,738,168
639,346	3.000%, 2/1/2032	622,016
10,442,984	3.000%, 1/1/2051	9,060,211
106,344,200	3.000%, 5/1/2051	92,196,519
29,464,609	3.000%, 7/1/2051	25,498,697
29,056,997	3.000%, 12/1/2051	25,400,197
9,599,054	3.000%, 2/1/2052	8,311,829
22,530,796	3.000%, 4/1/2052	19,667,149
4,310,077	3.000%, 5/1/2052	3,746,107
23,703,997	3.000%, 6/1/2052	20,772,721
43,697,092	3.000%, 6/1/2052	38,143,227
16,974,825	3.000%, 6/1/2052	14,709,124
58,348,575	3.000%, 6/1/2052	50,932,518
21,521,289	3.000%, 12/1/2052	18,631,266
11,199,481	3.000%, 6/1/2053	9,690,291
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 4,539	3.500%, 11/1/2025	$ 4,519
7,105	3.500%, 11/1/2025	7,071
9,070	3.500%, 12/1/2025	9,026
12,441	3.500%, 1/1/2026	12,376
3,305	3.500%, 1/1/2026	3,288
7,551,092	3.500%, 9/1/2037	7,311,718
11,054,693	3.500%, 6/1/2051	9,973,024
13,896,676	3.500%, 5/1/2052	12,532,585
18,467,359	3.500%, 5/1/2052	16,671,925
40,151,187	3.500%, 6/1/2052	36,360,534
15,524,473	3.500%, 6/1/2052	14,117,032
33,863,171	3.500%, 7/1/2052	30,750,824
8,711,829	3.500%, 1/1/2053	7,911,129
6,360	4.000%, 12/1/2025	6,335
24,580	4.000%, 7/1/2026	24,453
20,712,089	4.000%, 11/1/2037	20,330,313
5,278,688	4.000%, 10/1/2051	4,912,911
22,350,835	4.000%, 7/1/2052	20,906,846
19,283,170	4.000%, 7/1/2052	18,103,655
16,818,711	4.000%, 9/1/2052	15,758,407
23,473,422	4.000%, 4/1/2053	21,881,720
67,199	4.500%, 2/1/2039	66,650
394,989	4.500%, 5/1/2040	391,206
110,050	4.500%, 11/1/2040	108,977
5,683,662	4.500%, 8/1/2052	5,469,400
4,831,822	4.500%, 8/1/2052	4,627,627
14,243,767	4.500%, 10/1/2052	13,725,724
22,437,648	4.500%, 11/1/2052	21,570,758
4,204,724	4.500%, 11/1/2052	4,042,273
18,926,918	4.500%, 2/1/2053	18,194,189
43,928,658	4.500%, 4/1/2054	42,231,452
707,505	5.000%, 2/1/2036	715,600
419,525	5.000%, 7/1/2040	424,402
457,726	5.000%, 10/1/2041	463,056
30,794,701	5.000%, 8/1/2052	30,498,592
21,813,492	5.000%, 2/1/2053	21,421,396
5,371,088	5.000%, 6/1/2053	5,277,061
17,445,884	5.000%, 4/1/2054	17,205,894
13,790,077	5.000%, 10/1/2054	13,522,855
7,221,245	5.000%, 12/1/2054	7,100,809
9,059,692	5.000%, 1/1/2055	8,887,360
11,436,577	5.000%, 1/1/2055	11,219,032
15,534	5.500%, 1/1/2032	15,922
8,171	5.500%, 1/1/2032	8,368
178,921	5.500%, 9/1/2034	184,327
454,676	5.500%, 12/1/2034	468,593
13,401	5.500%, 4/1/2035	13,793
67,486	5.500%, 1/1/2036	69,718
36,150	5.500%, 3/1/2036	37,360
146,052	5.500%, 4/1/2036	150,866
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 240,242	5.500%, 4/1/2036	$ 248,285
166,166	5.500%, 5/1/2036	171,828
50,467	5.500%, 9/1/2036	52,164
166,322	5.500%, 8/1/2037	171,919
106,754	5.500%, 7/1/2038	110,562
316,745	5.500%, 4/1/2041	327,528
8,959,032	5.500%, 9/1/2052	9,028,966
7,056,519	5.500%, 11/1/2052	7,082,935
21,605,892	5.500%, 4/1/2053	21,808,304
2,279	6.000%, 1/1/2029	2,318
3,050	6.000%, 2/1/2029	3,105
840	6.000%, 2/1/2029	854
2,279	6.000%, 4/1/2029	2,328
3,059	6.000%, 5/1/2029	3,125
1,884	6.000%, 5/1/2029	1,917
228,140	6.000%, 7/1/2034	238,303
149,184	6.000%, 11/1/2034	155,787
64,744	6.000%, 7/1/2036	68,026
15,537	6.000%, 7/1/2036	16,356
41,074	6.000%, 10/1/2037	43,146
9,621	6.000%, 6/1/2038	10,143
414,239	6.000%, 7/1/2038	436,885
23,229	6.000%, 9/1/2038	24,497
23,104	6.000%, 10/1/2038	24,330
256,792	6.000%, 2/1/2039	270,652
4,664,318	6.000%, 10/1/2053	4,744,613
38,353,215	6.000%, 12/1/2053	39,069,308
9,174,241	6.000%, 7/1/2054	9,327,471
4,948	6.500%, 9/1/2028	5,001
1,059	6.500%, 8/1/2029	1,093
3,109	6.500%, 6/1/2031	3,230
7,961	6.500%, 6/1/2031	8,240
1,227	6.500%, 6/1/2031	1,270
1,495	6.500%, 1/1/2032	1,543
15,888	6.500%, 3/1/2032	16,619
68,091	6.500%, 4/1/2032	71,163
10,256	6.500%, 5/1/2032	10,714
103,205	6.500%, 7/1/2036	109,491
1,926	6.500%, 8/1/2036	2,028
11,352	6.500%, 9/1/2036	12,085
15,076	6.500%, 12/1/2036	15,987
42,319	6.500%, 9/1/2037	45,150
167	6.500%, 12/1/2037	178
22,286	6.500%, 10/1/2038	23,772
11,319,358	6.500%, 10/1/2053	11,700,542
4,475	7.000%, 9/1/2031	4,706
531	7.000%, 9/1/2031	533
59,822	7.000%, 11/1/2031	63,235
4,201	7.000%, 12/1/2031	4,437
18,151	7.000%, 2/1/2032	19,143
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 19,080	7.000%, 3/1/2032	$ 20,170
27,651	7.000%, 3/1/2032	29,081
3,744	7.000%, 4/1/2032	3,963
8,272	7.000%, 4/1/2032	8,700
80,648	7.000%, 4/1/2032	85,492
82,473	7.000%, 6/1/2037	89,423
3,310	7.500%, 9/1/2030	3,476
4,051	7.500%, 5/1/2031	4,276
1,047	7.500%, 6/1/2031	1,114
12,624	7.500%, 8/1/2031	13,412
19,431	7.500%, 1/1/2032	20,084
353	7.500%, 6/1/2033	370
263	8.000%, 11/1/2029	271
	TOTAL	2,149,807,874
	Government National Mortgage Association—7.6%
33,569,032	3.000%, 9/20/2050	29,658,851
544,461	3.500%, 8/15/2043	507,335
351,591	3.500%, 8/15/2043	327,617
6,072,352	3.500%, 3/20/2047	5,598,443
7,485,098	3.500%, 11/20/2047	6,893,916
15,257,521	3.500%, 5/20/2052	13,918,960
25,275,180	3.500%, 11/20/2052	23,051,834
500,234	4.000%, 9/15/2040	483,330
1,343,758	4.000%, 10/15/2040	1,300,272
642,673	4.000%, 1/15/2041	620,845
808,498	4.000%, 10/15/2041	780,343
2,611,824	4.000%, 6/15/2048	2,448,144
114,977	4.500%, 1/15/2039	113,991
68,109	4.500%, 6/15/2039	67,445
379,691	4.500%, 10/15/2039	375,624
140,884	4.500%, 1/15/2040	139,384
83,686	4.500%, 6/15/2040	82,764
58,526	4.500%, 9/15/2040	57,849
60,906	4.500%, 2/15/2041	60,242
416,868	4.500%, 3/15/2041	412,275
39,490	4.500%, 5/15/2041	39,001
1,398,703	4.500%, 6/20/2041	1,384,091
278,634	4.500%, 9/15/2041	275,173
279,122	4.500%, 10/15/2043	275,176
34,308,482	4.500%, 12/20/2053	32,868,720
230,258	5.000%, 1/15/2039	232,743
188,993	5.000%, 5/15/2039	191,049
255,826	5.000%, 8/20/2039	259,143
65,433,184	5.000%, 9/20/2053	64,590,489
83,355	5.500%, 12/15/2038	85,449
61,456	5.500%, 12/20/2038	63,436
97,306	5.500%, 1/15/2039	99,832
125,238	5.500%, 2/15/2039	128,496
24,325,162	5.500%, 7/20/2053	24,477,438
36,659,409	5.500%, 8/20/2053	36,888,897
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 32,007,764		5.500%, 9/20/2053	$ 32,198,131
2,502		6.000%, 10/15/2028	2,539
2,771		6.000%, 3/15/2029	2,816
43,296		6.000%, 2/15/2036	44,905
40,715		6.000%, 4/15/2036	42,278
36,831		6.000%, 6/15/2037	38,233
33,357,764		6.000%, 6/20/2053	34,059,925
31,127,993		6.000%, 9/20/2054	31,583,803
5,605		6.500%, 10/15/2028	5,755
1,871		6.500%, 11/15/2028	1,921
2,086		6.500%, 12/15/2028	2,142
1,326		6.500%, 2/15/2029	1,361
15,557		6.500%, 9/15/2031	15,988
36,856		6.500%, 2/15/2032	37,975
3,178		7.000%, 11/15/2027	3,208
2,801		7.000%, 6/15/2028	2,843
2,852		7.000%, 1/15/2029	2,891
3,970		7.000%, 5/15/2029	4,054
11,068		7.000%, 5/15/2030	11,301
8,755		7.000%, 11/15/2030	8,991
3,729		7.000%, 12/15/2030	3,805
5,862		7.000%, 8/15/2031	6,040
26,327		7.000%, 10/15/2031	27,167
7,428		7.000%, 12/15/2031	7,687
4,806		7.500%, 8/15/2029	4,965
21,504		7.500%, 10/15/2029	22,171
866		7.500%, 10/15/2030	897
4,048		7.500%, 1/15/2031	4,214
1,437		8.000%, 10/15/2029	1,476
4,862		8.000%, 11/15/2029	4,985
3,805		8.000%, 1/15/2030	3,899
1,852		8.000%, 10/15/2030	1,900
27,318		8.000%, 11/15/2030	28,175
1,961		8.500%, 5/15/2029	2,017
		TOTAL	346,949,055
	[1]	Uniform Mortgage-Backed Securities, TBA—11.5%
50,000,000		3.000%, 7/20/2055	44,182,960
47,500,000		3.500%, 7/1/2055	42,751,862
30,000,000		3.500%, 7/20/2055	27,232,440
24,000,000		4.000%, 7/1/2055	22,309,764
55,000,000		4.000%, 7/20/2055	51,112,644
50,000,000		4.500%, 7/20/2055	47,838,400
145,000,000		5.500%, 7/1/2055	144,943,291
145,000,000		6.000%, 7/1/2055	147,339,299
		TOTAL	527,710,660
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,275,211,799)	4,319,719,343
		COLLATERALIZED MORTGAGE OBLIGATIONS—12.9%
	[2]	Federal Home Loan Mortgage Corporation—3.6%
8,798,725		REMIC, Series 4661, Class GF, 4.868% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	8,670,835
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 12,854,424		REMIC, Series 4944, Class F, 4.869% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	$ 12,671,260
6,384,146		REMIC, Series 4988, Class KF, 4.769% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	6,296,417
11,914,407		REMIC, Series 5342, Class FB, 4.869% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	11,549,880
18,236,033		REMIC, Series 5393, Class HF, 5.255% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	18,170,272
8,093,795		REMIC, Series 5396, Class FQ, 5.352% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	8,042,186
36,787,021		REMIC, Series 5400, Class FA, 5.055% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	36,405,161
37,595,189		REMIC, Series 5428, Class JF, 5.405% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	37,539,221
26,730,110		REMIC, Series 5457, Class GF, 5.405% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	26,572,132
		TOTAL	165,917,364
	[2]	Federal National Mortgage Association—6.7%
2,242,383		REMIC, Series 2017-30, Class FA, 4.769% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,194,582
6,412,393		REMIC, Series 2019-34, Class FC, 4.819% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	6,319,663
4,766,016		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	4,673,493
10,880,268		REMIC, Series 2019-66, Class FA, 4.869% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	10,700,851
75,662,039		REMIC, Series 2022-65, Class FB, 5.105% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	74,352,647
24,132,734		REMIC, Series 2022-70, Class FA, 5.165% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	23,520,531
38,555,536		REMIC, Series 2023-42, Class FA, 4.719% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	37,724,464
19,073,209		REMIC, Series 2024-13, Class FA, 5.305% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	18,964,661
38,238,509		REMIC, Series 2024-15, Class FA, 5.505% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	38,070,160
34,414,658		REMIC, Series 2024-15, Class FB, 5.105% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	34,071,169
12,047,512		REMIC, Series 2024-25, Class FA, 5.405% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	11,962,093
28,102,629		REMIC, Series 2024-40, Class FC, 5.205% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	27,840,954
15,571,754		REMIC, Series 2024-82, Class CF, 5.655% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	15,561,658
		TOTAL	305,956,926
	[2]	Government National Mortgage Association—1.3%
5,879,636		REMIC, Series 2022-175, Class FA, 5.201% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	5,832,510
4,516,867		REMIC, Series 2023-111, Class FD, 5.301% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,507,708
25,197,397		REMIC, Series 2023-35, Class FH, 4.851% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	24,796,315
8,681,188		REMIC, Series 2024-113, Class FJ, 4.851% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	8,613,469
16,813,014		REMIC, Series 2024-59, Class MF, 5.401% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	16,760,248
		TOTAL	60,510,250
		Non-Agency Mortgage-Backed Securities—1.3%
411,817		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	231,425
31,242,372		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	27,590,920
26,571,126		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,588,572
5,589,800		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,751,985
5,008,963		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,258,205
93,204		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.983%, 8/25/2035	88,041
1,319,151		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,131,922
2,311,939		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,960,408
		TOTAL	62,601,478
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $595,737,982)	594,986,018
		ASSET-BACKED SECURITIES—2.6%
		Auto Receivables—0.5%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,875,302
		Single Family Rental Securities—1.7%
14,505,933		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,387,258
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,841,459
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,639,285
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—continued
$ 14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	$ 14,814,535
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2040	3,511,976
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	5,478,271
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	12,675,877
		TOTAL	80,348,661
		Student Loans—0.4%
2,157,328		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,012,568
4,498,233		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,190,141
3,146,612		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	2,940,656
2,651,631	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.226% (CME Term SOFR 1 Month +0.914%), 2/15/2036	2,647,472
5,706,885	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.526% (CME Term SOFR 1 Month +1.214%), 7/15/2053	5,724,654
		TOTAL	17,515,491
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $118,208,813)	118,739,454
	[2]	AGENCY RISK TRANSFER SECURITIES—0.3%
1,956,253		FHLMC - STACR 2023-DNA1, Series 2023-DNA, Class M1A, 6.406% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	1,988,770
10,400,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.406% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,849,196
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,356,253)	12,837,966
		INVESTMENT COMPANY—2.8%
127,099,835		Federated Hermes Government Obligations Fund, Premier Shares, 4.250%[3] (IDENTIFIED COST $127,099,835)	127,099,835
		TOTAL INVESTMENT IN SECURITIES—112.7% (IDENTIFIED COST $5,128,614,682)[4]	5,173,382,616
		OTHER ASSETS AND LIABILITIES - NET—(12.7)%[5]	(581,832,219)
		NET ASSETS—100%	$4,591,550,397
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	669	$139,167,680	September 2025	$439,212
United States Treasury Notes 5-Year Long Futures	1,115	$121,535,000	September 2025	$1,251,458
United States Treasury Notes 10-Year Long Futures	665	$74,563,125	September 2025	$1,056,450
United States Treasury Notes 10-Year Ultra Long Futures	100	$11,426,563	September 2025	$264,597
United States Treasury Ultra Bond Long Futures	120	$14,295,000	September 2025	$179,718
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,191,435
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$411,777,353
Purchases at Cost	$669,440,408
Proceeds from Sales	$(954,117,926)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$127,099,835
Shares Held as of 6/30/2025	127,099,835
Dividend Income	$6,023,020

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $5,129,726,559.
5
Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of June 30, 2025. See
Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,319,719,343	$—	$4,319,719,343
Collateralized Mortgage Obligations	—	594,986,018	—	594,986,018
Asset-Backed Securities	—	118,739,454	—	118,739,454
Agency Risk Transfer Securities	—	12,837,966	—	12,837,966
Investment Company	127,099,835	—	—	127,099,835
TOTAL SECURITIES	$127,099,835	$5,046,282,781	$—	$5,173,382,616
Other Financial Instruments:[1]
Assets	$3,191,435	$—	$—	$3,191,435

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.18	$8.45	$8.38	$9.76	$10.07	$9.88
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.39	0.35	0.25	0.17	0.24
Net realized and unrealized gain (loss)	0.15	(0.28)	0.07	(1.37)	(0.26)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.11	0.42	(1.12)	(0.09)	0.46
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.35)	(0.26)	(0.22)	(0.27)
Net Asset Value, End of Period	$8.33	$8.18	$8.45	$8.38	$9.76	$10.07
Total Return[2]	4.29%	1.39%	5.19%	(11.57)%	(0.89)%	4.70%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.79%[4]	4.66%	4.27%	2.78%	1.72%	2.42%
Expense waiver/reimbursement	—%[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,591,550	$6,062,579	$5,517,185	$3,184,276	$3,204,459	$2,143,118
Portfolio turnover[5]	79%	113%	53%	204%	351%	257%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	7%	26%	31%	123%	65%	72%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $127,099,835 of investments in affiliated holdings* (identified cost $5,128,614,682, including $127,099,835 of identified cost in affiliated holdings)	$5,173,382,616
Due from broker (Note 2)	4,316,425
Income receivable	13,604,088
Income receivable from affiliated holdings	404,975
Receivable for investments sold	1,156
Receivable for variation margin on futures contracts	602,221
Total Assets	5,192,311,481
Liabilities:
Payable for investments purchased	583,058,592
Payable for shares redeemed	3,000,000
Payable to bank	571,534
Income distribution payable	13,903,761
Accrued expenses (Note 5)	227,197
Total Liabilities	600,761,084
Net assets for 551,408,175 shares outstanding	$4,591,550,397
Net Assets Consist of:
Paid-in capital	$5,087,890,235
Total distributable earnings (loss)	(496,339,838)
Net Assets	$4,591,550,397
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,591,550,397 ÷ 551,408,175 shares outstanding, no par value, unlimited shares authorized	$8.33

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$122,281,866
Dividends received from affiliated holdings*	6,023,020
TOTAL INCOME	128,304,886
Expenses:
Administrative fee (Note 5)	4,370
Custodian fees	100,057
Transfer agent fees	179,252
Directors’/Trustees’ fees (Note 5)	15,106
Auditing fees	18,565
Legal fees	6,402
Portfolio accounting fees	129,235
Share registration costs	659
Printing and postage	9,741
Interest expense	21,148
Miscellaneous (Note 5)	16,027
TOTAL EXPENSES	500,562
Net investment income	127,804,324
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(47,111,558)
Net realized loss on futures contracts	(72,805)
Net change in unrealized depreciation of investments	150,061,656
Net change in unrealized appreciation of futures contracts	(368,566)
Net realized and unrealized gain (loss) on investments and futures contracts	102,508,727
Change in net assets resulting from operations	$230,313,051

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$127,804,324	$274,877,924
Net realized gain (loss)	(47,184,363)	(48,065,981)
Net change in unrealized appreciation/depreciation	149,693,090	(135,406,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	230,313,051	91,405,899
Distributions to Shareholders	(128,990,603)	(272,825,103)
Share Transactions:
Proceeds from sale of shares	146,985,200	1,567,456,321
Net asset value of shares issued to shareholders in payment of distributions declared	36,681,988	68,503,553
Cost of shares redeemed	(1,756,018,194)	(909,147,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,572,351,006)	726,812,769
Change in net assets	(1,471,028,558)	545,393,565
Net Assets:
Beginning of period	6,062,578,955	5,517,185,390
End of period	$4,591,550,397	$6,062,578,955
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Semi-Annual Financial Statements and Additional Information

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $310,434,146 and $47,839,473, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$3,191,435*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(72,805)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(368,566)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	17,911,116	188,979,745
Shares issued to shareholders in payment of distributions declared	4,420,964	8,281,587
Shares redeemed	(212,033,535)	(108,969,292)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(189,701,455)	88,292,040
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $5,129,726,559. The net unrealized appreciation of investments for federal tax purposes was $46,847,492. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $68,271,182 and unrealized depreciation from investments for those securities having an excess of cost over value of $21,423,690. The amounts presented are inclusive of derivative contracts.
Semi-Annual Financial Statements and Additional Information

As of December 31, 2024, the Fund had a capital loss carryforward of $501,612,809 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$291,226,978	$210,385,831	$501,612,809
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2025, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$—
Sales	$7,003,406
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
Semi-Annual Financial Statements and Additional Information

9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Mortgage Core Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
31866 (8/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

High Yield Bond Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

High Yield Bond Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  August 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025